American Century Investments®
Quarterly Portfolio Holdings
American Century® Sustainable Equity ETF (ESGA)
November 30, 2022

American Century Sustainable Equity ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.3%
Lockheed Martin Corp.	2,996	1,453,629
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	4,290	813,942
Auto Components — 0.8%
Aptiv PLC(1)	8,288	884,081
Automobiles — 1.1%
Tesla, Inc.(1)	6,624	1,289,693
Banks — 3.4%
Bank of America Corp.	10,497	397,312
JPMorgan Chase & Co.	12,838	1,773,955
Regions Financial Corp.	70,021	1,625,187
		3,796,454
Beverages — 1.8%
PepsiCo, Inc.	11,090	2,057,306
Biotechnology — 2.5%
AbbVie, Inc.	9,102	1,467,060
Amgen, Inc.	2,744	785,882
Vertex Pharmaceuticals, Inc.(1)	1,959	619,828
		2,872,770
Building Products — 1.7%
Johnson Controls International PLC	20,994	1,394,842
Masco Corp.	10,676	542,127
		1,936,969
Capital Markets — 4.6%
Ameriprise Financial, Inc.	2,700	896,265
BlackRock, Inc.	1,563	1,119,108
Intercontinental Exchange, Inc.	5,507	596,463
Morgan Stanley	20,737	1,929,993
S&P Global, Inc.	1,894	668,203
		5,210,032
Chemicals — 2.5%
Air Products and Chemicals, Inc.	2,329	722,362
Ecolab, Inc.	3,048	456,682
Linde PLC(1)	4,750	1,598,280
		2,777,324
Communications Equipment — 2.0%
Cisco Systems, Inc.	44,600	2,217,512
Consumer Finance — 0.5%
American Express Co.	3,782	596,005
Containers and Packaging — 0.5%
Ball Corp.	10,794	605,328
Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	28,716	1,119,350
Electric Utilities — 2.1%
NextEra Energy, Inc.	28,079	2,378,291
Electrical Equipment — 0.9%
Eaton Corp. PLC	5,481	895,869
Generac Holdings, Inc.(1)	1,298	136,965
		1,032,834

Electronic Equipment, Instruments and Components — 2.2%
CDW Corp.	6,005	1,132,783
Cognex Corp.	4,543	226,151
Keysight Technologies, Inc.(1)	6,327	1,144,491
		2,503,425
Energy Equipment and Services — 2.3%
Schlumberger Ltd.	49,943	2,574,562
Entertainment — 1.4%
Electronic Arts, Inc.	3,618	473,162
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,116	250,829
Walt Disney Co.(1)	8,419	823,968
		1,547,959
Equity Real Estate Investment Trusts (REITs) — 2.6%
ProLogis, Inc.	19,980	2,353,444
SBA Communications Corp.	2,140	640,502
		2,993,946
Food and Staples Retailing — 2.7%
Costco Wholesale Corp.	1,461	787,844
Kroger Co.	16,634	818,227
Sysco Corp.	16,595	1,435,633
		3,041,704
Food Products — 1.0%
Mondelez International, Inc., Class A	14,915	1,008,403
Vital Farms, Inc.(1)	4,327	61,746
		1,070,149
Health Care Equipment and Supplies — 1.1%
Edwards Lifesciences Corp.(1)	11,181	863,732
Medtronic PLC	1,864	147,330
ResMed, Inc.	1,043	240,099
		1,251,161
Health Care Providers and Services — 5.6%
Cigna Corp.	6,046	1,988,469
CVS Health Corp.	13,019	1,326,376
Humana, Inc.	1,204	662,080
UnitedHealth Group, Inc.	4,290	2,349,890
		6,326,815
Hotels, Restaurants and Leisure — 1.0%
Booking Holdings, Inc.(1)	283	588,484
Chipotle Mexican Grill, Inc.(1)	168	273,329
Expedia Group, Inc.(1)	2,621	280,028
		1,141,841
Household Products — 1.7%
Colgate-Palmolive Co.	6,505	504,007
Procter & Gamble Co.	9,129	1,361,682
		1,865,689
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	5,192	1,139,904
Insurance — 2.4%
Marsh & McLennan Cos., Inc.	5,563	963,400
Prudential Financial, Inc.	8,229	888,979
Travelers Cos., Inc.	4,478	849,969
		2,702,348
Interactive Media and Services — 4.2%
Alphabet, Inc., Class A(1)	46,683	4,714,516

Internet and Direct Marketing Retail — 2.4%
Amazon.com, Inc.(1)	27,534	2,658,132
IT Services — 4.3%
Accenture PLC, Class A	4,396	1,322,888
Mastercard, Inc., Class A	3,971	1,415,265
Visa, Inc., Class A	9,748	2,115,316
		4,853,469
Life Sciences Tools and Services — 2.2%
Agilent Technologies, Inc.	8,427	1,306,017
Thermo Fisher Scientific, Inc.	2,164	1,212,316
		2,518,333
Machinery — 2.2%
Cummins, Inc.	4,034	1,013,179
Deere & Co.	1,185	522,585
Parker-Hannifin Corp.	1,361	406,857
Xylem, Inc.	5,259	590,849
		2,533,470
Multiline Retail — 0.4%
Target Corp.	2,792	466,459
Oil, Gas and Consumable Fuels — 2.5%
ConocoPhillips	23,267	2,873,707
Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	1,173	276,582
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	21,388	1,717,029
Eli Lilly & Co.	1,281	475,353
Merck & Co., Inc.	10,726	1,181,147
Novo Nordisk A/S, ADR	6,155	766,913
Zoetis, Inc.	5,658	872,124
		5,012,566
Road and Rail — 1.1%
Norfolk Southern Corp.	2,749	705,119
Uber Technologies, Inc.(1)	7,008	204,213
Union Pacific Corp.	1,772	385,286
		1,294,618
Semiconductors and Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.(1)	10,550	818,997
Analog Devices, Inc.	7,639	1,313,220
Applied Materials, Inc.	11,682	1,280,347
ASML Holding NV, NY Shares	1,260	766,231
GLOBALFOUNDRIES, Inc.(1)	4,475	287,966
NVIDIA Corp.	10,116	1,711,931
		6,178,692
Software — 9.1%
Adobe, Inc.(1)	784	270,425
Cadence Design Systems, Inc.(1)	2,918	502,013
Microsoft Corp.	32,906	8,395,637
Salesforce, Inc.(1)	4,250	681,062
ServiceNow, Inc.(1)	653	271,844
Workday, Inc., Class A(1)	1,348	226,329
		10,347,310
Specialty Retail — 3.2%
Home Depot, Inc.	6,339	2,053,773
TJX Cos., Inc.	14,830	1,187,142

Tractor Supply Co.	1,811	409,847
		3,650,762
Technology Hardware, Storage and Peripherals — 4.5%
Apple, Inc.	34,271	5,073,136
Textiles, Apparel and Luxury Goods — 1.0%
Deckers Outdoor Corp.(1)	1,294	516,151
NIKE, Inc., Class B	5,879	644,867
		1,161,018
TOTAL COMMON STOCKS (Cost $106,751,873)		112,813,793
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $396,924)	396,924	396,924
TOTAL INVESTMENT SECURITIES—99.9% (Cost $107,148,797)		113,210,717
OTHER ASSETS AND LIABILITIES — 0.1%		109,363
TOTAL NET ASSETS — 100.0%		$113,320,080

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.